PIMCO Equity Series

Supplement Dated May 13, 2016 to the Prospectus,

dated October 31, 2015, as supplemented from time to time (the “Prospectus”)

IMPORTANT NOTICE REGARDING CHANGES IN DIVIDEND ACCRUAL TIMING

Effective July 18, 2016, the second sentence of the first paragraph in the Fund Distributions section in the Prospectus is deleted in its entirety.

In addition, effective July 18, 2016, the fourth paragraph in the Fund Distributions section in the Prospectus is deleted in its entirety and replaced with the following:

Shares Purchased by Wire: With respect to the Funds whose policy it is to declare dividends daily, dividends will begin to accrue the business day following the day the order is effected or such later date as agreed with the Trust.

Investors Should Retain This Supplement for Future Reference

PES_SUPP1_051316

PIMCO Equity Series

Supplement Dated May 13, 2016 to the

RealPathTM Blend Funds Prospectus, dated October 31, 2015,

as supplemented from time to time (the “Prospectus”)

IMPORTANT NOTICE REGARDING CHANGES IN DIVIDEND ACCRUAL TIMING

Effective July 18, 2016, the second sentence of the first paragraph in the Fund Distributions section in the Prospectus is deleted in its entirety.

In addition, effective July 18, 2016, the fourth, fifth and sixth paragraphs in the Fund Distributions section in the Prospectus are deleted in their entirety.

Investors Should Retain This Supplement for Future Reference

PES_SUPP2_051316